Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets and Financial Liabilities

	Note	Financial assets at fair value through profit or loss	Financial assets at amortised costs	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2017

Financial assets
Quoted equity securities	19	24,714	—	—	24,714
Trade and bill receivables	20	—	7,031,544	—	7,031,544
Other receivables	20	—	133,295	—	133,295
Cash and bank balances	21	—	6,029,207	—	6,029,207

		24,714	13,194,046	—	13,218,760

Financial liabilities
Trade and other payables	26	—	—	7,432,987	7,432,987
Loans and borrowings	16(b)	—	—	1,626,341	1,626,341
Other liabilities	16(a)	—	—	79	79

		—	—	9,059,407	9,059,407

	Note	Financial assets at fair value through profit or loss	Financial assets at amortised costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2018

Financial assets
Quoted equity securities	19	21,876	—	—	—	21,876	3,270
Derivative not designated as hedges – foreign exchange forward contract	19	4,529	—	—	—	4,529	677
Trade and bill receivables	20	—	408,000	6,981,106	—	7,389,106	1,104,483
Other receivables	20	—	137,476	—	—	137,476	20,549
Cash and bank balances	21	—	6,128,522	—	—	6,128,522	916,058

		26,405	6,673,998	6,981,106	—	13,681,509	2,045,037

Financial liabilities
Trade and other payables	26	—	—	—	7,129,860	7,129,860	1,065,734
Loans and borrowings	16(b)	—	—	—	2,016,092	2,016,092	301,355
Other liabilities	16(a)	—	—	—	48	48	7

		—	—	—	9,146,000	9,146,000	1,367,096

Schedule of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2017	Cash flows	Foreign exchange movement	Translation reserve	Others	December 31, 2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at December 31, 2017

Loans and borrowings
- current	894,136	705,109	755	—	—	1,600,000
- non-current	16,270	9,376	879	(184)	—	26,341
Obligations under finance leases
- current	38	(38)	—	9	24	33
- non-current	70	—	—	—	(24)	46

Total liabilities from financing activities	910,514	714,447	1,634	(175)	—	1,626,420

	January 1, 2018	Cash flows	Foreign exchange movement	Translation reserve	Others	December 31, 2018	December 31, 2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

As at December 31, 2018

Loans and borrowings
- current	1,600,000	400,320	694	—	—	2,001,014	299,101
- non-current	26,341	(11,756)	(305)	798	—	15,078	2,254
Obligations under finance leases
- current	33	(33)	—	—	14	14	2
- non-current	46	—	—	2	(14)	34	5

Total liabilities from financing activities	1,626,420	388,531	389	800	—	2,016,140	301,362